SHORT-TERM BANK BORROWINGS (Details Narrative)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Weighted average interest rate	3.62%	3.99%	4.33%